Note 21 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Short term bank deposits (i)	[1]	R$ 11,393.6	R$ 10,968.0
Current bank accounts		4,582.9	5,860.9
Cash		651.2	261.4
Cash and cash equivalents		16,627.7	17,090.3
Bank overdrafts		(30.5)	0.0
Cash and cash equivalents less bank overdraft		R$ 16,597.2	R$ 17,090.3

[1]	The balance refers mostly to Bank Deposit Certificates (“CDB”), with high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.